Acquisition of Contango Strategies Ltd. (Details) $ in Thousands	Jun. 15, 2018 CAD ($)
Disclosure of detailed information about business combination [abstract]
Amount settled in cash	$ 602
Fair value of common shares issued	416
Fair value of cash to be settled in one year	370
Total fair value of consideration	1,388
Cash and cash equivalents	66
Accounts and other receivables	618
Inventory	102
Prepaid Expenses	54
Property, plant and equipment	333
Accounts payable and accrued liabilities	(335)
Net identifiable assets acquired and liabilities assumed	838
Goodwill on acquisition	550
Net cash outflow on acquisition	536
Acquisition costs charged to expenses	$ 28